Supplement to the

Fidelity® Advisor Diversified International Fund, Fidelity Advisor Emerging Asia Fund,
Fidelity Advisor Emerging Markets Fund, Fidelity Advisor Europe Capital Appreciation Fund,
Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor Global Capital Appreciation Fund,
Fidelity Advisor High Income Fund, Fidelity Advisor High Income Advantage Fund,
Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Japan Fund,
Fidelity Advisor Latin America Fund, Fidelity Advisor Overseas Fund, Fidelity Advisor Tax Managed Stock Fund,
Fidelity Advisor Value Fund, and Fidelity Advisor Value Leaders Fund

Funds of Fidelity Advisor Series I, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

Effective July 1, 2008, Advisor Value has adopted a new management contract which adds a performance adjustment component to the management fee. Please refer to the fund's prospectus for more information.

Darren Maupin no longer manages Advisor International Capital Appreciation and no longer co-manages Advisor Global Capital Appreciation. All references to Darren Maupin are removed from the "Management Contracts" section.

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

The following information replaces similar information found in the "Management Contracts" section beginning on page 51.

Sub-Advisers - FMR U.K., FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. On behalf of Advisor Diversified International, Advisor Emerging Asia, Advisor Emerging Markets, Advisor Europe Capital Appreciation, Advisor Global Capital Appreciation, Advisor International Capital Appreciation, Advisor Japan, Advisor Latin America, and Advisor Overseas, FMR has entered into sub-advisory agreements with FIIA. On behalf of Advisor Diversified International, Advisor Emerging Asia, Advisor Emerging Markets, Advisor Europe Capital Appreciation, Advisor Global Capital Appreciation, Advisor International Capital Appreciation, Advisor Japan, Advisor Latin America, and Advisor Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. On behalf of Advisor Diversified International, Advisor Emerging Asia, Advisor Emerging Markets, Advisor Global Capital Appreciation, Advisor International Capital Appreciation, Advisor Japan, and Advisor Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

The following information replaces similar information for Darren Maupin found in the "Management Contracts" section beginning on page 61.

Sammy Simnegar is the portfolio manager of Advisor International Capital Appreciation and receives compensation for his services. Sammy Simnegar is a co-portfolio manager of Advisor Global Capital Appreciation and receives compensation for his services. As of January 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund and the fund's pr-tax investment performance (based on the performance of the fund's Institutional Class) within the peer groups identified below for the fund. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

ACOM10B-08-05 October 30, 2008
1.734041.140

Fund	Benchmark Index	Peer Group
Advisor International Capital Appreciation	MSCI All Country World ex USA Index (net MA tax)	Morningstar Foreign Large Cap Blend, Foreign Large Cap Value, Foreign Large Cap Growth Categories
Advisor Global Capital Appreciation	MSCI All Country World Index (net MA tax)	Morningstar World Stock Category

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Simnegar as of January 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 855	none	$ 5
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 794	none	none

* Includes Advisor International Capital Appreciation ($308 (in millions) assets managed with performance-based advisory fees) and Advisor Global Capital Appreciation ($39 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2008, the dollar range of shares of Advisor International Capital Appreciation beneficially owned by Mr. Simnegar was none and the dollar range of shares of Advisor Global Capital Appreciation beneficially owned by Mr. Simnegar was none.

Supplement to the

Fidelity® Advisor Aggressive Growth Fund, Fidelity Advisor Dividend Growth Fund,
Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund,
Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund,
Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund,
Fidelity Advisor Large Cap Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund, and Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I and Fidelity Securities Fund

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 39.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

The following information replaces the similar information for Institutional Class of Advisor Dividend Growth, Advisor Equity Growth, Advisor Equity Income, Advisor Growth & Income, Advisor Large Cap, Advisor Mid Cap, and Advisor Small Cap in the "Trustees and Officers" section beginning on page 36.

Fidelity Advisor Dividend Growth Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (12.21%); PNC Financial Services Group, Philadelphia, PA (11.94%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (10.51%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (8.33%); Fidelity Advisor Freedom 2025 Fund, Boston, MA (6.70%); Fidelity Advisor Freedom 2015 Fund, Boston, MA (5.55%).

Fidelity Advisor Equity Growth Fund: Institutional Class: Union Bank & Trust Company, Lincoln, NE (9.71%); Fidelity Advisor Freedom 2020 Fund, Boston, MA (6.75%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (5.89%).

Fidelity Advisor Equity Income Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (7.57%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (6.65%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (5.19%).

Fidelity Advisor Growth & Income Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA (16.09%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (14.09%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (10.99%); Fidelity Advisor Freedom 2025 Fund, Boston, MA (9.02%); Fidelity Advisor Freedom 2015 Fund, Boston, MA (7.30%); Fidelity Advisor Freedom 2035 Fund, Boston, MA (6.13%); Fidelity Advisor Freedom 2010 Fund, Boston, MA (5.53%).

Fidelity Advisor Large Cap Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (16.10%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (14.10%); Fidelity Advisor Freedom 2040 Fund, Boston, MA (10.98%); Fidelity Advisor Freedom 2025 Fund, Boston, MA (9.05%); Fidelity Advisor Freedom 2015 Fund, Boston, MA (7.31%); Fidelity Advisor Freedom 2035 Fund, Boston, MA (6.14%); Fidelity Advisor Freedom 2010 Fund, Boston, MA (5.53%).

Fidelity Advisor Mid Cap Fund: Institutional Class: Principal Financial Group, Des Moines, IA (17.27%); Fidelity Advisor Freedom 2020 Fund, Boston, MA, (6.30%); Fidelity Advisor Freedom 2030 Fund, Boston, MA (5.53%); New Hampshire Higher Education Savings Plan, Concord, NH (5.36%).

Fidelity Advisor Small Cap Fund: Institutional Class: Fidelity Advisor Freedom 2020 Fund, Boston, MA, (5.67%); New Hampshire Higher Education Savings Plan, Concord, NH (5.55%); Fifth Third Bank, Cincinnati, OH (5.46%).

ACOM11B-08-01 October 30, 2008
1.739097.127

Supplement to the

Fidelity® Advisor Emerging Markets Income Fund

A Fund of Fidelity Advisor Series VIII

Fidelity Advisor New Insights Fund

A Fund of Fidelity Contrafund®

Fidelity Advisor Mid Cap II Fund

A Fund of Fidelity Advisor Series I

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008
as revised April 10, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 43.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Sub-Advisers - FMR U.K., FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. On behalf of Advisor Emerging Markets Income, FMR has entered into a sub-advisory agreement with FIIA. On behalf of Advisor Emerging Markets Income, FIIA, in turn, has entered into sub-advisory agreements with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

ACOM12B-08-04 October 30, 2008
1.863512.102

Supplement to the

Fidelity® Advisor Leveraged Company Stock Fund

A Fund of Fidelity Advisor Series I

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contract" section on page 28.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

ALSF/ALSFIB-08-01 October 30, 2008
1.881210.100

Supplement to the

FIDELITY FLOATING RATE HIGH INCOME FUND

A Class of Fidelity® Advisor Floating Rate High Income Fund

A Fund of Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contract" section beginning on page 29.

Sub-Adviser - FMR U.K. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

The following information supplements similar information found in the "Management Contract" section beginning on page 29.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

FHIB-08-02 October 30, 2008
1.811512.104

Supplement to the

Fidelity® Real Estate High Income Fund

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

February 29, 2008

The following information supplements similar information found in the "Investment Policies and Limitations" section on page 2.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information has been removed from the "Investment Policies and Limitations" section found on page 3.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of the fund's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information supplements similar information found in the "Management Contract" section on page 32.

Sub-Adviser - FMR U.K. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

REHIB-08-03 October 30, 2008
1.789535.105

Supplement to the

Fidelity Value Strategies Fund
A Class of Fidelity® Advisor Value Strategies Fund

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 27.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

SOIB-08-01 October 30, 2008
1.808160.107

Supplement to the

Fidelity® Aggressive Growth Fund, Fidelity Equity-Income II Fund, Fidelity Growth Company Fund,
Fidelity Independence Fund

Class K

Fidelity Value Strategies Fund Class K, a Class of Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 4, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 34.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

K-COM11B-08-01 October 30, 2008
1.881475.100